Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Borrowings [Abstract]
Borrowings

Note 7— Borrowings

Borrowings consist of the following:

		March 31, 2013		December 31, 2012
			Weighted		Weighted
			Average		Average
		Balance	Rate	Balance	Rate
		(Dollars in Thousands)
Short term:
Short-term repurchase agreements		$45,324	3.22%	45,888	3.09%

Long term:
Federal Home Loan Bank, Chicago advances maturing:
	2016	220,000	4.34%	220,000	4.34%
	2017	65,000	3.19%	65,000	3.19%
	2018	65,000	2.97%	65,000	2.97%

Repurchase agreements maturing	2017	84,000	3.96%	84,000	3.96%
		$479,324	3.83%	479,888	3.82%

The short-term repurchase agreements represent the outstanding portion of a total $90.0 million commitment with two unrelated banks.  The short-term repurchase agreements are utilized by Waterstone Mortgage Corporation to finance loans originated for sale.  These agreements are secured by the underlying loans being financed.  Related interest rates are based upon the note rate associated with the loans being financed.  The first of the two short-term repurchase agreements has an outstanding balance of $29.8 million, a rate of 2.95% and a total commitment of $40.0 million at March 31, 2013.  The second short-term repurchase agreement has an outstanding balance of $15.5 million, a rate of 3.75% and a total commitment of $50.0 million at March 31, 2013.

The $220.0 million in advances due in 2016 consist of eight advances with fixed rates ranging from 4.01% to 4.82% callable quarterly until maturity.

The $65.0 million in advances due in 2017 consist of three advances with fixed rates ranging from 3.09% to 3.46% callable quarterly until maturity.

The $65.0 million in advances due in 2018 consist of three advances with fixed rates ranging from 2.73% to 3.11% callable quarterly until maturity.

The $84.0 million in repurchase agreements have fixed rates ranging from 2.89% to 4.31% callable quarterly until their maturity in 2017.  The repurchase agreements are collateralized by securities available for sale with an estimated fair value of $100.7 million at March 31, 2013 and $101.9 million at December 31, 2012.

The Company selects loans that meet underwriting criteria established by the Federal Home Loan Bank Chicago (FHLBC) as collateral for outstanding advances. The Company’s borrowings at the FHLBC are limited to 75% of the carrying value of unencumbered one- to four-family mortgage loans, 40% of the carrying value of home equity loans and 60% of the carrying value of over four-family loans. In addition, these advances are collateralized by FHLBC stock of $20.2 million at both March 31, 2013 and December 31, 2012. In the event of prepayment, the Company is obligated to pay all remaining contractual interest on the advance.

8)             Borrowings

Borrowings consist of the following:

	December 31, 2012		December 31, 2011
		Weighted		Weighted
		Average		Average
	Balance	Rate	Balance	Rate
	(In Thousands)

Short-term repurchase agreements	$45,888	3.09%	27,138	4.50%

Federal Home Loan Bank advances maturing:
2016	220,000	4.34%	220,000	4.34%
2017	65,000	3.19%	65,000	3.19%
2018	65,000	2.97%	65,000	2.97%

Repurchase agreements maturing:
2017	84,000	3.96%	84,000	3.96%
	$479,888	3.82%	461,138	3.93%

The short-term repurchase agreements represent the outstanding portion of a total $90.0 million commitment with two unrelated banks.  The short-term repurchase agreements are utilized by Waterstone Mortgage Corporation to finance loans originated for sale.  These agreements are secured by the underlying loans being financed.  Related interest rates are based upon the note rate associated with the loans being financed.  The first of short-term repurchase agreements has an outstanding balance of $38.1 million, a rate of 2.96% and a total commitment of $40.0 million at December 31, 2012.  The second short-term repurchase agreement has an outstanding balance of $7.8 million, a rate of 3.75% and a total commitment of $50.0 million at December 31, 2012.

The $220.0 million in advances due in 2016 consist of eight advances with fixed rates ranging from 4.01% to 4.82% callable quarterly until maturity.

The $65.0 million in advances due in 2017 consist of three advances with fixed rates ranging from 3.09% to 3.46% callable quarterly until maturity.

The $65.0 million in advances due in 2018 consist of three advances with fixed rates ranging from 2.73% to 3.11% callable quarterly until maturity.

The $84.0 million in repurchase agreements have fixed rates ranging from 2.89% to 4.31% callable quarterly until their maturity in 2017.  The repurchase agreements are collateralized by securities available for sale with an estimated fair value of $101.9 million at December 31, 2012.

The Company selects loans that meet underwriting criteria established by the Federal Home Loan Bank Chicago (FHLBC) as collateral for outstanding advances. The Company’s borrowings at the FHLBC are limited to 75% of the carrying value of unencumbered one- to four-family mortgage loans, 40% of the carrying value of home equity loans and 60% of the carrying value of over four-family loans. In addition, these advances are collateralized by FHLBC stock of $20.2 million at December 31, 2012 and $21.7 million at December 31, 2011. In the event of prepayment, the Company is obligated to pay all remaining contractual interest on the advance.